Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income - Non-Operating income [Member] - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022
Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income [Line Items]
Total	$ 222,071	$ 262,932	$ 0	$ 680,297
Sale of scrap [Member]
Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income [Line Items]
Total	$ 222,071	212,917
Exchange Gain/loss [Member]
Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income [Line Items]
Total		(24,446)
Misc. Income [Member]
Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income [Line Items]
Total		74,481		223,226
Gain on settlement and Forgiveness of Debt [Member]
Other Non-Operating Income (Details) - Schedule of Other Non-Operating Income [Line Items]
Total				$ 457,071